Content Assets, Net	9 Months Ended
Sep. 30, 2025
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

6. CONTENT ASSETS, NET

Content assets were comprised of current content assets and non-current content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets were ranged between 18 months and 36 months.

Current content assets were comprised of the following:

	September 30,	December 31,
	2025	2024
Produced contents
- in development and production	$238,000	$321,600
- released	5,971,500	3,449,400
Copyrights	3,131,700	1,691,700
	9,341,200	5,462,700
Less: accumulated amortization	(7,770,600)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	$1,567,600	$1,566,800

Non-current content assets were comprised of the following:

	September 30,	December 31,
	2025	2024
Produced contents	$581,000	$581,000
Copyrights	425,900	313,000
	1,006,900	894,000
Less: accumulated amortization	(857,100)	(710,200)
Total	$149,800	$183,800

The following is a schedule, by fiscal years, of amortization amount of content asset as of September 30:

For the three months ending December 31, 2025	$1,168,900
For the year ending December 31, 2026	536,200
For the year ending December 31, 2027	12,300
Total	$1,717,400

For the three months ended September 30, 2025 and 2024, the Company recorded amortization expenses of $1,369,300 and $1,351,000 on content assets, respectively. For the nine months ended September 30, 2025 and 2024, the Company recorded amortization expenses of $4,024,700 and $2,590,900 on content assets, respectively.